Prepaid Expenses and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepaid Expense And Other Assets [Abstract]
Prepaid expenses for bandwidth, rented computer rooms and cabinets	$ 4,350	26,332	19,913
Staff field advances	615	3,716	2,530
Interest receivables	4,692	28,404	6,998
Loans to seller of iJoy (Note 4)	0	0	12,885
Receivables for the disposal of certain construction-in-progress	3,352	20,290	20,290
Loans to shareholder of BJ Yichengtaihe (Note 4)	3,965	24,000	0
Tax recoverable	3,526	21,345	8,422
Other deposits	1,664	10,079	8,288
Other receivables	3,420	20,709	16,430
Prepaid expenses and other current assets	$ 25,584	154,875	95,756